Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (59,145,670)	$ (8,299,049)	¥ (134,319,481)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of right-of-use assets	2,209,489	310,025	3,758,499
Depreciation and amortization expenses	3,240,245	454,656	2,656,632
Loss on lease termination	68,454	9,605	113,588
Share-based compensation	285,507	40,061	137,598
Inventory write-down	12,395,993	1,739,349	73,273,361
Changes in assets and liabilities:
Accounts receivable	1,258,245	176,551	1,484,741
Inventories, net	(8,289,134)	(1,163,093)	(13,043,807)
Prepayments	617,643	86,665	29,070,689
Other current assets	(10,876,189)	(1,526,097)	15,608,398
Accounts payable	1,237,849	173,689	40,189,889
Advance from customers	(6,671,941)	(936,176)	(18,644,091)
Operating lease liabilities	(2,315,354)	(324,880)	(2,006,248)
Other current liabilities	(10,769,483)	(1,511,125)	(32,915,974)
Net cash used in operating activities	(76,800,000)	(10,769,819)	(34,636,206)
Cash flows from investing activities:
Purchases of property, plant and equipment	(32,935,838)	(4,621,406)	(86,014,785)
Net cash used in investing activities	(32,935,838)	(4,621,406)	(86,014,785)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	30,610,245	4,295,090
Cash contribution from a noncontrolling shareholder	9,999,557	1,403,092
Proceeds from bank loans	185,306,916	26,001,419	50,876,549
Repayment of bank loans	(145,737,636)	(20,449,239)	(530,000)
Net cash provided by financing activities	80,179,082	11,250,362	50,346,549
Effects of exchange rate changes on cash, cash equivalents and restricted cash	4,853,211	680,980	(297,627)
Net decrease in cash, cash equivalents and restricted cash	(24,657,891)	(3,459,883)	(70,602,069)
Cash, cash equivalents and restricted cash at beginning of the period	48,582,654	6,816,896	87,859,384
Cash, cash equivalents and restricted cash at end of the period	23,924,763	3,357,013	17,257,315
Supplemental cash flow disclosures:
Interest paid	4,485,989	629,453	1,054,271
Income taxes paid	165,278	23,191
Non-cash investing and financing activities:
Operating lease right-of-use asset obtained in exchange for operating lease liability	¥ 1,927,067	$ 270,397	¥ 255,315